Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

5. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of December 31, 2024 and 2023 consisted of:

	December 31,	December 31,
	2024	2023
Accruals for consulting fees	$-	$649
Payroll payables	1,303,352	1,020,252
Office rental	-	10,000
Other payables	54,612	2,228,418
Subtotal	1,357,964	3,259,319
Less: Accrued expenses and other payables- discontinued operations	-	-
Total accrued expenses and other payables	$1,357,964	$3,259,319